SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                   --------
                       Deutsche CROCI (Reg. TM) U.S. Fund




The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:


SHAREHOLDER FEES (paid directly from your investment)


                                               A          C      R6    INST      S
                                      ----------  ---------  ------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                             5.75     None     None    None    None
-------------------------------------      ----     --       ------  ------  ---
Maximum deferred sales charge
(load), as % of redemption proceeds      None     1.00       None    None    None
-------------------------------------    ------   ----       ------  ------  ---
Account Maintenance Fee (annually,
for fund account balances below
$10,000 and subject to certain
exceptions)                             $   20    $20        None    None    $20
-------------------------------------   -------   ----       ------  ------  ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                           A          C          R6        INST           S
                                   ---------  ---------  ----------  ----------  ----------
Management fee1                        0.43       0.43       0.43        0.43        0.43
----------------------------------     ----       ----       ----        ----        ----
Distribution/service (12b-1) fees      0.25       1.00      None        None        None
----------------------------------     ----       ----      -----       -----       -----
Other expenses2                        3.72       3.73       3.71        3.69        3.72
----------------------------------     ----       ----      -----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                               4.40       5.16       4.14        4.12        4.15
----------------------------------     ----       ----      -----       -----       -----
Fee waiver/expense reimbursement       3.36       3.40       3.45        3.43        3.46
----------------------------------     ----       ----      -----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER/EXPENSE
REIMBURSEMENT                          1.04       1.76       0.69        0.69        0.69
----------------------------------     ----       ----      -----       -----       -----

1 "Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2016.


2 "Other expenses" are based on estimated amounts for current fiscal year.


The Advisor has contractually agreed to waive its fees and/or reimburse fund expenses for the period October 1, 2016 through September 30, 2017 to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at ratios no higher than 1.04%, 1.76%, 0.69%, 0.69% and 0.69% for Class A, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE


This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


YEARS           A         C        R6      INST         S
-------  --------  --------  --------  --------  --------
1         $  675    $  279    $   70    $   70    $   70
--        ------    ------    ------    ------    ------
3          1,542     1,243       942       938       944
--        ------    ------    ------    ------    ------
5          2,420     2,303     1,828     1,820     1,832
--        ------    ------    ------    ------    ------
10         4,661     4,939     4,111     4,095     4,119
--        ------    ------    ------    ------    ------

You would pay the following expenses if you did not redeem your shares:


YEARS           A         C        R6      INST         S
-------  --------  --------  --------  --------  --------
1         $  675    $  179    $   70    $   70    $   70
--        ------    ------    ------    ------    ------
3          1,542     1,243       942       938       944
--        ------    ------    ------    ------    ------
5          2,420     2,303     1,828     1,820     1,832
--        ------    ------    ------    ------    ------
10         4,661     4,939     4,111     4,095     4,119
--        ------    ------    ------    ------    ------



September 30, 2016
PROSTKR-720

                                                   Deutsche
                                                   Asset Management [DB Logo]

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "Fund Details" section of the fund's prospectus:


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

The following information replaces the existing disclosure contained under the "Portfolio Manager(s)" sub-heading of the "MANAGEMENT" section of the summary section of the fund's prospectus.


DI KUMBLE, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2015.

JOHN MOODY, VICE PRESIDENT. Portfolio Manager of the fund. Began managing the fund in 2016.

The following information is added under the "Management Fee" sub-heading of the "WHO MANAGES AND OVERSEES THE FUNDS" section of the fund's prospectus.



The Advisor has contractually agreed to waive its fees and/or reimburse fund expenses for the period October 1, 2016 through September 30, 2017 to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at ratios no higher than 1.04%, 1.76%, 0.69%, 0.69% and 0.69% for Class A, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


Effective October 1, 2016, Deutsche CROCI (Reg. TM) U.S. Fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.425% on the first $1.5 billion of the fund's average daily net assets, 0.400% on the next $500 million, 0.375% on the next $1 billion, 0.350% on the next $1 billion, 0.325% on the next $1 billion, and 0.300% thereafter.

The following information replaces the existing disclosure contained under the "MANAGEMENT" sub-heading of the "FUND DETAILS" section of the fund's prospectus.


DI KUMBLE, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2015.
o  Senior Portfolio Manager, Head of Tax Managed Equities: New York.

o Joined Deutsche Asset Management in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.

o  PhD in Chemistry, Princeton University.


JOHN MOODY, VICE PRESIDENT. Portfolio Manager of the fund. Began managing the fund in 2016.
o  Portfolio Analyst: New York.

o Joined Deutsche Asset Management in 1998. Prior to his current role, served as a Business Manager for Active Equity. Previously, he was a Portfolio Analyst for EAFE, Global and Technology Funds and an Investment Accountant for International Funds. He began his career as a Client Service Associate for the International Institutional Equity Group.

o  BS in Business Management, Fairfield University.


               Please Retain This Supplement for Future Reference



September 30, 2016
PROSTKR-720
                                       2